Disposal of assets and other transactions (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Contingent assets at the ending	$ 6,953
Assets recognized	615
Assets recognized in previous periods	1,720
Contingent assets at the beginning	$ 4,618
Transaction Contingent Assets One [Member]
IfrsStatementLineItems [Line Items]
Closing date	August 2023
Contingent assets at the ending	$ 5,244
Assets recognized	262
Assets recognized in previous periods	948
Contingent assets at the beginning	$ 4,034
Transaction Contingent Assets Two [Member]
IfrsStatementLineItems [Line Items]
Closing date	December 2019
Contingent assets at the ending	$ 62
Assets recognized in previous periods	58
Contingent assets at the beginning	$ 4
Transaction Contingent Assets Three [Member]
IfrsStatementLineItems [Line Items]
Closing date	July 2020
Contingent assets at the ending	$ 650
Assets recognized	57
Assets recognized in previous periods	246
Contingent assets at the beginning	$ 347
Transaction Contingent Assets Four [Member]
IfrsStatementLineItems [Line Items]
Closing date	November 2020
Contingent assets at the ending	$ 285
Assets recognized	57
Assets recognized in previous periods	196
Contingent assets at the beginning	$ 32
Transaction Contingent Assets Five [Member]
IfrsStatementLineItems [Line Items]
Closing date	December 2021
Contingent assets at the ending	$ 85
Assets recognized	15
Assets recognized in previous periods	$ 70
Transaction Contingent Assets Six [Member]
IfrsStatementLineItems [Line Items]
Closing date	December 2021
Contingent assets at the ending	$ 118
Assets recognized	30
Assets recognized in previous periods	76
Contingent assets at the beginning	$ 12
Transaction Contingent Assets Seven [Member]
IfrsStatementLineItems [Line Items]
Closing date	August 2022
Contingent assets at the ending	$ 43
Assets recognized in previous periods	10
Contingent assets at the beginning	$ 33
Transaction Contingent Assets Eighth [Member]
IfrsStatementLineItems [Line Items]
Closing date	December 2022
Contingent assets at the ending	$ 90
Assets recognized	16
Assets recognized in previous periods	16
Contingent assets at the beginning	$ 58
Transaction Contingent Assets Nine [Member]
IfrsStatementLineItems [Line Items]
Closing date	January 2023
Contingent assets at the ending	$ 250
Assets recognized	167
Assets recognized in previous periods	58
Contingent assets at the beginning	$ 25
Transaction Contingent Assets Ten [Member]
IfrsStatementLineItems [Line Items]
Closing date	April 2023
Contingent assets at the ending	$ 66
Assets recognized	11
Assets recognized in previous periods	22
Contingent assets at the beginning	$ 33
Transaction Contingent Assets Eleven [Member]
IfrsStatementLineItems [Line Items]
Closing date	August 2023
Contingent assets at the ending	$ 60
Assets recognized in previous periods	20
Contingent assets at the beginning	$ 40